Inventories (Tables)	12 Months Ended
Aug. 31, 2020
Inventories [Abstract]
Summary of inventories
	As at August 31,
	2020	2019

Raw materials	$22,487	$24,115
Work in progress	3,846	1,009
Finished goods	12,532	12,893
	$38,865	$38,017